Angel Oak Mortgage Trust I, LLC ABS-15G

Exhibit 99.23

TPR Firm:		Report Date:	XXX
Client Name:	XXX	Report:	XXX
Deal Name:	XXX	Loans in report:	XXX

Incenter Loan ID	Client Loan ID	Seller Loan ID	Investor Loan ID	Overall Initial Loan Grade	Overall Final Loan Grade	Credit Initial Loan Grade	Credit Current/Final Loan Grade	Compliance Initial Loan Grade	Compliance Current/Final Loan Grade	Property Initial Loan Grade	Property Current/Final Loan Grade	Queue	Finding Code	Date Created	Date Modified	Finding Status	Event Level	Initial Finding Grade	Current/Final Finding Grade	Finding Category	Finding Sub Category	Finding Name	Finding Comments	Seller Comments	Resolution Comments	Reviewer Comp Factor	Originator Comp Factors	Finding Documents	Originator QM Status	Final Reviewed QM Status	Loan Amount	Property State	Occupancy	Loan Purpose	Refinance Purpose	Acknowledged / WaivedBy	Waiver in File?
XXX	2025090378	XXX	B	A	A	A	B	A	A	A	Closed	XXX	XXX	XXX	Resolved	1 - Information	B	A	Compliance	Missing Doc	Missing XXX Information Form	Resolved-Received XXX Customer Identification Verification. - Due Diligence Vendor-XXX
Ready for Review-Document Uploaded.  - Seller-XXX
Open-Missing Signed XXX Information Form with XXX Missing XXX Information Form from the file. - Due Diligence Vendor-XXX	Ready for Review-Document Uploaded. - Seller-XXX	Resolved-Received XXX Customer Identification Verification. - Due Diligence Vendor-XXX	LTV is less than guideline maximum - XXX% LTV is XXX% less than maximum LTV per guidelines XXX%
Months Reserves exceed minimum required - XXX months reserves, minimum reserves required per guidelines is XXX months
																										Credit Score greater than minimum FICO - XXX credit score is XXX points above the minimum FICO per guidelines of XXX		XXX.pdf	Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	XXX	XXX	XXX	XXX	NA	N/A	N/A